Financial Instruments - Summary of Foreign Exchange Risk On Financial Instruments (Detail) - Currency risk [member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 6,288	$ 16,112
Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 77	$ 12,942
Foreign currency risk to USD	$ 6.19	$ 4.85	$ 5.29
Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (697)	$ 1,711
Foreign currency risk to USD	$ 1,030.88	$ 808.47	177.1
Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 536	$ 211
Foreign currency risk to USD	$ 20.79	$ 16.93	19.48
British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 5,300	$ (541)
Foreign currency risk to USD	$ 0.8	$ 0.79	0.83
Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 102	$ 558
Foreign currency risk to USD	$ 4,407.58	$ 3,873.55	4,846.04
Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 679	$ 319
Foreign currency risk to USD	$ 3.76	$ 3.71	3.81
Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 291	$ 912
Foreign currency risk to USD	$ 994.29	$ 878.87	$ 852.17
Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3,281	$ 16,226
Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	104	1,763
Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	536	211
Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,452	11,421
Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	102	558
Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	679	1,078
Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	292	912
Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,204)	(3,284)
Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(801)	(52)
Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,152)	(11,962)
Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(759)
Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1)	0
-10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	629	1,611
-10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8	1,294
-10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(70)	171
-10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54	21
-10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	530	54
-10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10	56
-10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	68	32
-10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29	91
-10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	328	1,623
-10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10	176
-10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54	21
-10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	845	1,142
-10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10	56
-10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	68	108
-10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29	91
-10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(320)	(328)
-10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(80)	(5)
-10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
-10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(315)	(1,196)
-10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
-10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(76)
-10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
+10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(629)	(1,611)
+10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8)	(1,294)
+10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	70	(171)
+10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(54)	(21)
+10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(530)	54
+10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10)	(56)
+10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(68)	32
+10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(29)	(91)
+10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(328)	(1,623)
+10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10)	(176)
+10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(54)	(21)
+10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(845)	(1,142)
+10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10)	(56)
+10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(68)	(108)
+10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(29)	(91)
+10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	320	328
+10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	80	5
+10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
+10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	315	1,196
+10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
+10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	76
+10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0